POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares DWA Developed Markets Momentum Portfolio	PowerShares S&P 500® High Beta Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio	PowerShares S&P 500® High Dividend Portfolio
PowerShares DWA SmallCap Momentum Portfolio	PowerShares S&P 500® Low Volatility Portfolio
PowerShares Emerging Markets Infrastructure Portfolio	PowerShares S&P Emerging Markets High Beta Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares S&P International Developed High Beta Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares S&P International Developed High Quality Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares S&P International Developed Low Volatility Portfolio
PowerShares Global Agriculture Portfolio	PowerShares S&P MidCap Low Volatility Portfolio
PowerShares Global Clean Energy Portfolio	PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares Global Gold and Precious Metals Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares Global Water Portfolio	PowerShares S&P SmallCap Energy Portfolio
PowerShares International BuyBack AchieversTM Portfolio	PowerShares S&P SmallCap Financials Portfolio
PowerShares KBW Bank Portfolio	PowerShares S&P SmallCap Health Care Portfolio
PowerShares KBW Capital Markets Portfolio	PowerShares S&P SmallCap Industrials Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio	PowerShares S&P SmallCap Information Technology Portfolio
PowerShares KBW Insurance Portfolio	PowerShares S&P SmallCap Low Volatility Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio	PowerShares S&P SmallCap Materials Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio	PowerShares S&P SmallCap Utilities Portfolio
PowerShares KBW Regional Banking Portfolio

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of each of the following underlying indexes will change for certain portfolios within PowerShares Exchange-Traded Fund Trust II (each portfolio being a “Fund” and collectively, the “Funds”) as indicated in the table below:

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW Bank Portfolio	KBW Bank Index	KBW Nasdaq Bank Index

PowerShares KBW Capital Markets Portfolio	KBW Capital Markets Index	KBW Nasdaq Capital Markets Index

PowerShares KBW High Dividend Yield Financial Portfolio	KBW Financial Sector Dividend Yield Index	KBW Nasdaq Financial Sector Dividend Yield Index

PowerShares KBW Insurance Portfolio	KBW Insurance Index	KBW Nasdaq Insurance Index

PowerShares KBW Premium Yield Equity REIT Portfolio	KBW Premium Yield Equity REIT Index	KBW Nasdaq Premium Yield Equity REIT Index

PowerShares KBW Property & Casualty Insurance Portfolio	KBW Property & Casualty Index	KBW Nasdaq Property & Casualty Index

PowerShares KBW Regional Banking Portfolio	KBW Regional Banking Index	KBW Nasdaq Regional Banking Index

Therefore, as of the Effective Date, all references in the Prospectus to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, the Prospectus is revised as follows:

•	On pages 54, 57, 64, and 73, the reference to “(“KBW” or the “Index Provider”)” in the first sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “(“KBW Nasdaq” or the “Index Provider”)”.

•	On pages 54, 57, 64 and 73, the reference to “a float-adjusted, modified-market capitalization-weighted index” in the second sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “a modified-market capitalization-weighted index”.

•	On pages 60-61, the second and third sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 67, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 70, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-market capitalization-weighted index that seeks to reflect the performance of such companies.”

•	On page 144, the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Funds “ is renamed “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Nasdaq Funds” and the information in it is deleted and replaced with the following:

“KBW Nasdaq selects the securities comprising each Underlying Index (each, a “KBW Nasdaq Index”) on the basis of relevance to the applicable market sector.

The KBW Nasdaq Indexes are maintained by a 5-member index committee (the “Index Committee”) consisting of 4 full-time KBW employees and one full-time Nasdaq employee. The Index Committee meets at least quarterly and reviews any pending corporate actions impacting current index components as well as evaluates companies being considered for index inclusion and any relevant market news and events. The Index Committee also reviews the suitability of current index components on a quarterly basis using both quantitative and qualitative measures. The Index Committee reserves the right to alter index methodology and matters pertaining to index maintenance as necessary. All Index Committee discussions and meeting minutes are confidential.

Eligibility Criteria. To be eligible for inclusion in a KBW Nasdaq Index, a security must meet certain criteria, including, but not limited to:

•	be engaged or classified in the following industries relevant to the respective KBW Nasdaq Index, as determined by the Index Committee:

•	with respect to KBW Nasdaq Bank Index, be primarily engaged in U.S. banking activities;

•	with respect to KBW Nasdaq Capital Markets Index, conduct business as broker-dealers, asset managers, trust and custody banks or exchanges;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index, be principally engaged in the business of providing financial services and products;

•	with respect to KBW Nasdaq Insurance Index, be engaged in insurance activities;

•	with respect to KBW Nasdaq Premium Yield Equity REIT Index, be classified as an equity REIT;

•	with respect to KBW Nasdaq Property & Casualty Index, be engaged in property and casualty insurance activities; and

•	with respect to KBW Nasdaq Regional Banking Index, be engaged in U.S. regional banking activities;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index, pay a regular dividend;

•	be listed on the NYSE, NYSE MKT or NASDAQ;

•	have minimum float criteria of 20%;

•	be seasoned for 3 months on a recognized market;

•	have a market capitalization greater than or equal to the smallest index security’s market capitalization; and

•	have a minimum monthly average daily trading volume of 100 thousand shares.

Periodic Component Adjustments. The criteria eligibility are applied quarterly. Security additions and deletions are made effective after the close of trading on the third Friday of March, June, September and December.

In the event of an extraordinary change in the nature of any component stock (e.g. delisting, merger, acquisition, change of principal business, etc.) in the respective KBW Nasdaq Index that will alter the overall market character of the respective KBW Nasdaq Index, the Index Committee will take appropriate actions to remove the stock or replace it at the next evaluation with another stock which would best represent the intended market character of the Underlying Index.

Additionally, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in a given KBW Nasdaq Index, the security is removed from that Underlying Index and is replaced at the next evaluation.”

•	On page 144, the information in the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – KBW Bank Index, KBW Capital Markets Index and KBW Insurance Index (PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio and PowerShares KBW Insurance Portfolio)” is deleted and replaced with the following:

“KBW Nasdaq Bank Index, KBW Nasdaq Capital Markets Index, KBW Nasdaq Insurance Index and KBW Nasdaq Property & Casualty Index (PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW Insurance Portfolio and KBW Property & Casualty Insurance Portfolio)

Calculation Methodology. The KBW Nasdaq Bank Index, KBW Nasdaq Capital Markets Index, KBW Nasdaq Insurance Index and KBW Nasdaq Property & Casualty Index are each a modified-market capitalization-weighted index.

At each quarter, each KBW Nasdaq Index is rebalanced such that the maximum weight of any index security does not exceed 8% and no more than 5 securities are at that cap. The excess weight of any capped security is distributed proportionally across the remaining index securities. If after redistribution, any of the 5 highest ranked index securities are weighted below 8%, these securities are not capped. Next, any remaining index securities in excess of 4% are capped at 4% and the excess weight will be redistributed proportionally across the remaining index securities. The process is repeated, if necessary, to derive the final weights.

The Index Committee, may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure KBW Nasdaq Index integrity.”

•	On page 145, the information in the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – KBW Financial Sector Dividend Yield Index (PowerShares KBW High Dividend Yield Financial Portfolio)” is deleted and replaced with the following:

“KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index (PowerShares KBW High Dividend Yield Financial Portfolio and PowerShares KBW Premium Yield Equity REIT Portfolio)

Calculation Methodology. The KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index are each a modified dividend yield-weighted index.

At each quarter, each KBW Nasdaq Index is rebalanced based on the indicated dividend yield of each security as compared to the dividend yield of all index securities as of the last trading day in February, May, August and November. At each quarter, the KBW Nasdaq Index is rebalanced such that the maximum weight of any index security does not exceed 8% and no more than 5 securities are at that cap. The excess weight of any capped security is distributed proportionally across the remaining index securities. If after redistribution, any of the 5 highest ranked index securities are weighted below 8%, these securities are not capped. Next, any remaining index securities in excess of 4% are capped at 4% and the excess weight will be redistributed proportionally across the remaining index securities. The process is repeated, if necessary, to derive the final weights. The changes are effective after trading on the third Friday in March, June, September and December.

The Index Committee, may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Underlying Index integrity.”

•	On page 145, the information in the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – KBW Premium Yield Equity REIT Index (PowerShares KBW Premium Yield Equity REIT Portfolio)” is deleted in its entirety.

•	On page 145, the information in the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – KBW Property & Casualty Index (PowerShares KBW Property & Casualty Portfolio)” is deleted in its entirety.

•	On page 146, the information in the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – KBW Regional Banking Index (PowerShares KBW Regional Banking Portfolio)” is deleted and replaced with the following:

“KBW Nasdaq Regional Banking Index (PowerShares KBW Regional Banking Portfolio)

Calculation Methodology. The KBW Nasdaq Regional Banking Index is a modified-market capitalization-weighted index.

At each quarter, the KBW Nasdaq Index is rebalanced such that the maximum weight of any index security does not exceed 4% and no more than 5 securities are at that cap. The excess weight of any capped security is distributed proportionally across the remaining index securities. If after redistribution, any of the 5 highest ranked index securities are weighted below 4%, these securities are not capped. Next, any remaining index securities in excess of 2% are capped at 2% and the excess weight will be redistributed proportionally across the remaining index securities. The process is repeated, if necessary, to derive the final weights.

The Index Committee, may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Underlying Index integrity.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-1 SUP-2 061115

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